CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	18 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Revenues:
Net Revenues	$ 68,425	$ 11,360	$ 85,008	$ 14,257	$ 0	$ 94,362	$ 94,362
Cost of Goods Sold	83,682	8,267	102,025	11,147	0	357,860	357,860
Gross (Loss)/Profit	(15,257)	3,093	(17,017)	3,110	0	(263,498)	(263,498)
Business development	0	0	0	18,052	0	535,175	535,175
Consulting fees	31,397	0	87,225	0	0	353,673	353,673
Research & development	0	20,093	0	38,145	0	38,145	38,145
Stock based compensation	497,327	412,624	1,122,724	661,669	0	1,657,273	1,657,273
Sales and Marketing	3,283	1,402	4,083	48,845	0	45,476	45,476
Professional Fees	91,381	164,473	135,033	265,929	0	224,801	224,801
General and administrative	184,504	148,459	346,390	590,850	925	346,573	347,498
Depreciation and amortization	20,758	8,270	25,349	13,570	0	29,223	29,223
Total Expenses	828,650	755,321	1,720,804	1,637,060	925	3,230,339	3,231,264
Loss from Operations	(843,907)	(752,228)	(1,737,821)	(1,633,950)	(925)	(3,493,837)	(3,494,762)
Other Income	0	(21)	0	4,845	0	49,287	49,287
Amortization of debt discount	(269,196)	(84,287)	(328,927)	(153,187)	0	(1,178,495)	(1,178,495)
Change in fair value of derivative liabilities	(59,133)	0	(397,611)	0	0	(237,799)	(237,799)
Profit on disposal of investments and assets	0	0	0	0	0	1,225,592	1,225,592
Call option expense	0	0	0	0	0	(5,500)	(5,500)
Interest Expense	(24,082)	(37,814)	(166,755)	(73,020)	0	(176,099)	(176,099)
Other Income (expenses),net	(352,411)	(122,122)	(893,293)	(221,362)	0	(323,014)	(323,014)
Loss before Provision for Income Taxes	(1,196,318)	(874,350)	(2,631,114)	(1,855,312)	(925)	(3,816,851)	(3,817,776)
Provision for Income Taxes	0	0	0	0	0	0	0
Net Loss	(1,196,318)	(874,350)	(2,631,114)	(1,855,312)	(925)	(3,816,851)	(3,817,776)
Deemed preferred stock dividend	0	0	(1,604,335)	0	0	0	0
Net loss to common stockholders	$ (1,196,318)	$ (874,350)	$ (4,235,449)	$ (1,855,312)	$ 0	$ 0	$ 0
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.03)
Weighted Average Number of Shares Outstanding - Basic and Diluted	231,060,038	134,719,954	218,371,063	94,818,913	100,000,000	116,849,416